Short-term trade and other receivables current receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade provisions	€ 227	€ 216	€ 209
Amounts charged to the income statement of trade provisions	10	5
Charges of trade provisions	16	12
Reversals of trade provisions	(7)	(8)
Applications for trade provisions	0	0
Foreign exchange effect of trade provisions	1	1
Transfers and other of trade provisions	€ 0	€ 1